8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Related Party Liabilities

Years ended
	Services / Advances	December 31, 2020	December 31, 2019	December 31, 2018	As at	As at
					December 31, 2020	December 31, 2019
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management, accounting, marketing and financing services	$ 132,435	$ 198,158	$ 228,455	$ 456,055 (b)	$ 319,029
Paul W. Kuhn (e)	Consulting, salaries, housing allowance and share-based payment	$ 150,000	$ 217,248	$ 326,903	$ 282,633	$ 203,519
Mark T. Brown (d)	Short-term loan and expense reimbursement	$ Nil	$ 16,000	$ Nil	$ Nil	$ 16,518
Paul L. Nelles (c)	Salaries and share-based payment	$ Nil	$ 8,070	$ 27,620	$ 15,608	$ 14,583
Mineralia (f)	Consulting	$ Nil	$ Nil	$ 157,536	$ Nil	$ 14,948
Adriano Barros (f)	Share-based payment	$ Nil	$ Nil	$ 5,369	$ Nil	$ Nil
TOTAL:		$ 282,435	$ 439,476	$ 745,883	$ 754,296	$ 568,597